Subsequent Events (Details Narrative) - Installment 2 - FY 2020	6 Months Ended
Jun. 30, 2020 $ / shares
Distribution Made to Limited Partner [Line Items]
Cash distribution declared per unit	$ 0.05
Distribution date	Aug. 13, 2020
Date of record	Aug. 10, 2020